NXG NextGen Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2023

	Shares	Fair Value
Common Stock - 56.9%
Battery Manufacturer - 0.4%
Freyr Battery(1)(2)	2,786	$17,357

Diversified Renewable Generation - 0.9%
Renew Energy Global plc(1)(2)	6,444	39,308

Electric Vehicle Charging - 0.3%
EVGO, Inc.(2)	3,412	13,716

Electric Vehicle OEM Light - 0.2%
Niu Technologies(1)(2)	2,165	6,712

Engineering Metering & Management - 0.9%
STEM, Inc.(2)	7,426	37,798

Fuel Cell Generation - 0.3%
Bloom Energy Corporation(2)	977	14,645

Industrials - 1.5%
Plug Power, Inc.(2)	7,680	64,973

IT Services - 0.8%
21Vianet Group, Inc.(1)(2)	9,032	33,870

Large Cap Diversified C Corps - 1.0%
Cheniere Energy, Inc.	276	45,043

LNG Midstream - 0.8%
New Fortress Energy, Inc.	1,170	36,317

Natural Gas Transportation & Storage - 0.5%
Equitrans Midstream Corporation	1,925	18,480

Solar Developer - 0.7%
Sunnova Energy International, Inc.(2)	2,053	28,557

Solar Energy Equipment - 11.1%
SolarEdge Technologies, Inc.(2)	135	21,947
Shoals Technologies Group, Inc. (2)	3,352	65,967
Sunrun, Inc.(2)	25,374	396,596
		484,510
Solar Equipment - 14.8%
FTC Solar Inc.(2)	16,142	30,347
Maxeon Solar Technologies Ltd.(1)(2)	37,730	594,625
Tigo Energy, Inc.(2)	1,915	18,422
		643,394
Solar Generation - 18.1%
Altus Power, Inc.(2)	1,865	12,048
Solaria Energia y Medio Ambiente, S.A.(1)(2)	52,285	776,946
		788,994
Water Treatment - 0.6%
Energy Recovery, Inc.(2)	916	24,897

Wind Equipment - 0.8%
TPI Composites, Inc.(2)	7,246	36,592

YieldCo - 3.2%
Atlantica Sustainable Infrastructure plc(1)	2,831	63,556
Clearway Energy, Inc.	3,149	78,001
		141,557
Total Common Stock (Cost $2,697,311)		$2,476,720

Master Limited Partnerships and Related Companies - 6.8%	Units
Large Cap MLP - 5.8%
Energy Transfer, L.P.	5,407	$72,832
MPLX, L.P.	5,179	180,695
		253,527
Natural Gas Transportation & Storage - 0.3%
Cheniere Energy Partners, L.P.	224	11,626

YieldCo - 0.7%
NextEra Energy Partners, L.P.	656	32,721
Total Master Limited Partnerships (Cost $82,565)		$297,874

	Shares
Real Estate Investment Trusts - 6.4%
Data Centers - 5.4%
Keppel DC REIT(1)	144,558	$235,209

Towers - 1.0%
Crown Castle International Corporation	415	41,708

Total Real Estate Investment Trusts (Cost $245,411)		$276,917

Total Investments - 70.1.% (Cost $3,025,287)		$3,051,511
Other Assets in Excess of Liabilites - 29.9%		1,304,447
Total Net Assets Applicable to Unitholders - 100.0%		$4,355,958

Percentages are stated as a percent of net assets.
(1)	Foreign issued security. Foreign concentration is as follows: Singapore 19.05%, Spain 17.84%, United Kingdom 2.36%, Cayman Islands 0.93%, and Luxembourg 0.40%.
(2)	No distribution or dividend was made during the period ended August 31, 2023. As such, it is classified as a non-income producing security as of August 31, 2023.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2023	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$2,476,720	$2,476,720	$-	$-
Master Limited Partnerships and Related Companies (a)	297,874	297,874	-	-
Real Estate Investment Trusts (a)	276,917	276,917
Total Equity Securities	3,051,511	3,051,511	-	-
Other
Short Term Investments (a)	-	-	-	-
Total Other	-	-	-	-
Total Assets	$3,051,511	$3,051,511	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2023.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2023.